SCHEDULE OF CONSIDERATION PAYABLE (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Consideration Payable
Contingent value rights (note 9(b))	$ 35,066	$ 20,243
Balance, end of period	35,066	20,243
Less: current portion
Non-current portion	$ 35,066	$ 20,243